Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FIDELITY DISRUPTIVE COMM ETF	Feb. 10, 2023
Fidelity Disruptive Communications ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(39.25%)
Since Inception	1.87%
Fidelity Disruptive Communications ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(39.25%)
Since Inception	1.02%
Fidelity Disruptive Communications ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(23.24%)
Since Inception	1.34%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
IXXHY
Average Annual Return:
Past 1 year	(25.14%)
Since Inception	1.45%	[1]

[1]	A From April 16, 2020